Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Summary of Segment Information	Error extracting Word contentError extracting Word content

As at December 31, 2019	Cannabis	Ornamental Flowers	Corporate	Total

Total assets	375,849	134,187	—	510,036
Total liabilities	227,024	61,814	—	288,838
Capital expenditures	110,271	27,864	—	138,135

Year ended December 31, 2019

Net revenue	63,562	12,298	—	75,860
Cost of sales	46,721	9,426	—	56,147
Gross margin before fair value adjustments	16,841	2,872	—	19,713
Change in fair value of biological assets	30,340	386	—	30,726
Change in fair value of biological assets realized through inventory sold	(10,685)	—	—	(10,685)
Gross margin	36,496	3,258	—	39,754

General and administrative	35,639	5,515	3,295	44,449
Other expenses	11,417	(959)	—	10,458
Depreciation and amortization	595	3,482	—	4,077
Share-based compensation	15,809	—	23,715	39,524
Asset impairment	162	—	—	162
Goodwill impairment	—	100,305	—	100,305
Loss from operations	(27,126)	(105,085)	(27,010)	(159,221)

Transaction costs	—	—	(10,069)	(10,069)
Finance costs	(27,781)	(417)	—	(28,198)
Loss on financial obligation	(60,308)	—	—	(60,308)
Other	8	(18,467)	—	(18,459)
Loss before tax	(115,207)	(123,969)	(37,079)	(276,255)